INCOME AND MINING TAXES - Components of Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INCOME AND MINING TAXES
Current income and mining taxes	$ 98,610	$ 87,639
Deferred income and mining taxes:
Origination and reversal of temporary differences	(30,961)	10,855
Total income and mining taxes expense	$ 67,649	$ 98,494